Note 7 - Loans Payable (Details Textual) - USD ($)		1 Months Ended	3 Months Ended
	Mar. 20, 2020	Sep. 30, 2017	Mar. 31, 2020	Dec. 31, 2019	May 30, 2019	Dec. 31, 2018	Dec. 21, 2018	Mar. 31, 2018	Sep. 30, 2016
Loans Payable, Noncurrent, Total			$ 4,551,000	$ 4,608,000
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Percent of Pledged Deposits Required		110.00%
Loans Payable, Noncurrent, Total			4,600,000	4,600,000
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member] | Taipei Interbank Offer Rate (TAIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		0.91%
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member] | CVie Investments [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 5,800,000							$ 2,900,000
O-Bank Co., Ltd. [Member] | Nonrevolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Debt Instrument, Term (Month)	2 years
O-Bank Co., Ltd. [Member] | Nonrevolving Credit Facility [Member] | Taipei Interbank Offer Rate (TAIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.17%
CVie Investments [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Total							$ 2,590,000
CVie Investments [Member] | O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Total							$ 4,500,000	$ 3,500,000
Loan payable to Bank Direct Capital Finance [Member]
Loans Payable to Bank, Total				$ 200,000
Repayments of Notes Payable			$ 200,000
Loan payable to Bank Direct Capital Finance [Member] | Loans Payable [Member]
Debt Instrument, Face Amount					$ 700,000
Debt Instrument, Interest Rate, Stated Percentage					5.35%